IFRS 7 - Disclosure - Credit Risk - Credit Risk Exposures Subject to the TSA (Detail) - Credit risk [member]	12 Months Ended
Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Risk weights under TSA, Sovereign	0.00%
Risk weights under TSA, Bank	20.00%
Risk weights under TSA, Corporate	100.00%